PERPETUAL CONVERTIBLE PREFERRED SHARES - Additional Information (Details) $ / shares in Units, ¥ in Thousands		1 Months Ended	12 Months Ended
	Mar. 01, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Class of Stock [Line Items]
Total cash consideration | ¥					¥ 1,058,325
Class A Ordinary Shares
Class of Stock [Line Items]
Number of shares issued | shares		150,000
Subscription price (in dollars per share)		$ 1,000
Dividend rate (as a percent)			4.50%	4.50%
Period after which Series A Preferred Shares will be mandatorily converted into Class A ordinary shares			6 months	6 months
Conversion price per share				$ 2.8333
Beneficial conversion feature			¥ 470,643	$ 72,129,000
Convertible shares | $	$ 150,000
Preferred stock, convertible, conversion price	$ 17.00
Total issuance for converted preferred stock | shares	54,507,816
American Depository Shares
Class of Stock [Line Items]
Total cash consideration | $		$ 150,000,000
Cumulative dividends			¥ 28,637			$ 4,494,000
Conversion Threshold (as percent)			200.00%	200.00%
Conversion price per share				$ 17.00